Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
Holdings is providing the following
di
sclosure in accordance with the SEC’s new pay versus performance disclosure rules (the “PVP Rules”). However, we generally do not make compensation decisions based on “compensation actually paid” within the meaning of the PVP Rules, nor do we use the performance metrics that are required to be disclosed under the PVP Rules in our incentive compensation programs. In particular, we use
Non-GAAP
Operating Earnings, rather than net income, to determine compensation, because the nature of the products we offer result in net income volatility (as further described in the 2022 Form
10-K),
and because we view the
Non-GAAP
Operating Earnings measure as more aligned with the underlying profitability drivers of our business than net income. Please refer to page 31 for a discussion of our incentive compensation programs, the performance objectives we utilize, and how we
align pay and performance.

Fiscal Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)	Value of Initial Fixed $100 Investment Based on:		Net Income (h)	Company Selected Measure: Non-GAAP Operating Earnings (i)	Supplemental Measure: Relative 3-Year TSR Rank (i)
					Company TSR (f)	Peer Group TSR (S&P 500 Financials) (g)
2022	$15,321,649	$7,211,420	$6,145,312	$4,215,506	$125	$123	$1,785	$2,009	59.7%
2021	$14,185,032	$28,457,088	$5,929,763	$10,114,513	$140	$137	($439)	$2,825	91.3%
2020	$14,874,955	$17,014,191	$6,277,014	$7,423,503	$107	$105	($648)	$2,302	83.9%

1.	For purposes of this disclosure, “PEO” refers to Principal (or Chief) Executive Officer.

2.
To calculate Compensation Actually Paid (CAP) for each year, the “
Summary Compensation Table
” (SCT) total compensation amount for such year was adjusted by (1) deducting certain amounts from the SCT total, as shown in tables A and B below, (2) adding the equity component of CAP amounts, as shown in tables C and D below, and (3) adding the pension component of CAP amounts (i.e., service costs and prior service costs for the applicable year), which, for the PEO, were $465,238 for 2022, $477,973 for 2021, and $422,757 for 2020, and for
non-PEO
NEOs, averaged $130,323 for 2022, $133,038 for 2021, and $101,308 for 2020.

3.
Mark Pearson was the PEO in 2020, 2021 and 2022. 2022
non-PEO
NEOs include Robin Raju, Jeff Hurd, Nick Lane and Seth Bernstein. 2021
non-PEO
NEOs include Anders Malmstrom (departed March 31, 2021), Robin Raju (promoted April 1, 2021), Jeff Hurd, Nick Lane and Seth Bernstein. 2020
non-PEO
NEOs include Anders Malmstrom, Jeff Hurd, Nick Lane and Seth Bernstein.

PEO SCT Total to CAP Reconciliation - Deductions - Table A

Year	Salary (included in SCT Total and CAP)	Bonus and Non- Bonus Equity Incentive Compensation (included in SCT Total and CAP)	All Other Compensation (included in SCT Total and CAP)	SCT Total (as shown in column (b) above)	Deductions from SCT Total
					Pension (deduct change in pension values reported in column (6) of the SCT from SCT Total)	Equity (deduct stock and option award values reported in columns (3) and (4) of the SCT from SCT Total)
2022	$1,249,820	$2,518,400	$953,417	$15,321,649	$0	$10,600,012
2021	$1,249,820	$4,525,000	$410,201	$14,185,032	$0	$8,000,011
2020	$1,297,845	$3,000,000	$435,074	$14,874,955	$2,141,979	$8,000,057
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation - Deductions - Table B

Year	Salary (included in SCT Total and CAP)	Bonus and Non- Bonus Equity Incentive Compensation (included in SCT Total and CAP)	All Other Compensation (included in SCT Total and CAP)	SCT Total (as shown in column (b) above)	Deductions from SCT Total
					Pension (deduct change in pension values reported in column (6) of the SCT from SCT Total)	Equity (deduct stock and option award values reported in columns (3) and (4) of the SCT from SCT Total)
2022	$783,140	$2,026,250	$392,127	$6,145,312	$0	$2,943,796
2021	$647,494	$2,300,500	$152,496	$5,929,763	$114,244	$2,715,030
2020	$785,537	$2,057,688	$196,546	$6,277,014	$490,939	$2,746,305
PEO Equity Component of CAP - Table C

Year	Equity Type	Fair Value of Current Year Equity Awards at 12/31 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31 (b)		Change in Value of Prior Years’ Awards That Vested in FY (c)		Cash Dividends (d)	Equity Value Included in CAP (e) = (a)+(b)+(c)+(d)
2022	PS	$3,775,111	-$	5,129,025		$321,980	$0	-$	1,031,934
	RSUs	$3,610,424	-$	362,670		$34,581	$0		$3,282,335
	Options	$0	-$	436,307		$210,451	$0	-$	225,856
	Total	$7,385,535	-$	5,928,002		$567,013	$0		$2,024,545
2021	PS	$4,986,758		$5,944,129		$800,598	$0		$11,731,484
	RSUs	$3,850,878		$690,935		$1,260,838	$0		$5,802,651
	Options	$0		$2,788,739		$1,471,219	$0		$4,259,958
	Total	$8,837,636		$9,423,803		$3,532,655	$0		$21,794,093
2020	PS	$5,767,066	-$	86,154		$0	$0		$5,680,912
	RSUs	$2,282,934		$219,075	-$	167,474	$0		$2,334,534
	Options	$3,368,422		$464,412		$10,235	$0		$3,843,069
	Total	$11,418,422		$597,333	-$	157,239	$0		$11,858,515

Non-PEO
NEOs Equity Component of CAP - Table D

	Equity Type	Fair Value of Current Year Equity Awards at 12/31 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31 (b)		Change in Value of Prior Years’ Awards That Vested in FY (c)		Cash Dividends (d)	Equity Value Included in CAP (e) = (a)+(b)+(c)+(d)
2022	PS	$641,068	-$	894,609		$74,663	$0	-$	178,877
	RSUs	$1,625,231	-$	654,319	-$	269,610	$390,706		$1,092,008
	Options	$0	-$	74,309		$44,846	$0	-$	29,463
	Total	$2,266,299	-$	1,623,236	-$	150,102	$390,706		$883,667
2021	PS	$1,035,356		$1,299,026		$147,242	$0		$2,481,624
	RSUs	$1,801,440		$734,134		$685,615	$299,513		$3,520,702
	Options	$0		$579,483		$299,175	$0		$878,658
	Total	$2,836,796		$2,612,643		$1,132,032	$299,513		$6,880,984
2020	PS	$1,288,616	-$	44,862		$0	$0		$1,243,754
	RSUs	$1,518,738		$318,991	-$	12,910	$316,459		$2,141,278
	Options	$752,635		$128,344		$16,413	$0		$897,392
	Total	$3,559,989		$402,473		$3,503	$316,459		$4,282,424

2.
Mark Pearson was the PEO in 2020, 2021 and 2022. 2022
non-PEO
NEOs include Robin Raju, Jeff Hurd, Nick Lane and Seth Bernstein. 2021
non-PEO
NEOs include Anders Malmstrom (departed March 31, 2021), Robin Raju (promoted April 1, 2021), Jeff Hurd, Nick Lane and Seth Bernstein. 2020
non-PEO
NEOs include Anders Malmstrom, Jeff Hurd, Nick Lane and Seth Bernstein.

Company Selected Measure Name	Non-GAAPOperatingEarnings
Named Executive Officers, Footnote [Text Block]	Mark Pearson was the PEO in 2020, 2021 and 2022. 2022
non-PEO
NEOs include Robin Raju, Jeff Hurd, Nick Lane and Seth Bernstein. 2021
non-PEO
NEOs include Anders Malmstrom (departed March 31, 2021), Robin Raju (promoted April 1, 2021), Jeff Hurd, Nick Lane and Seth Bernstein. 2020
non-PEO
	NEOs include Anders Malmstrom, Jeff Hurd, Nick Lane and Seth Bernstein.
PEO Total Compensation Amount	$ 15,321,649	$ 14,185,032	$ 14,874,955
PEO Actually Paid Compensation Amount	$ 7,211,420	28,457,088	17,014,191
Adjustment To PEO Compensation, Footnote [Text Block]
PEO SCT Total to CAP Reconciliation - Deductions - Table A

Year	Salary (included in SCT Total and CAP)	Bonus and Non- Bonus Equity Incentive Compensation (included in SCT Total and CAP)	All Other Compensation (included in SCT Total and CAP)	SCT Total (as shown in column (b) above)	Deductions from SCT Total
					Pension (deduct change in pension values reported in column (6) of the SCT from SCT Total)	Equity (deduct stock and option award values reported in columns (3) and (4) of the SCT from SCT Total)
2022	$1,249,820	$2,518,400	$953,417	$15,321,649	$0	$10,600,012
2021	$1,249,820	$4,525,000	$410,201	$14,185,032	$0	$8,000,011
2020	$1,297,845	$3,000,000	$435,074	$14,874,955	$2,141,979	$8,000,057
PEO Equity Component of CAP - Table C

Year	Equity Type	Fair Value of Current Year Equity Awards at 12/31 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31 (b)		Change in Value of Prior Years’ Awards That Vested in FY (c)		Cash Dividends (d)	Equity Value Included in CAP (e) = (a)+(b)+(c)+(d)
2022	PS	$3,775,111	-$	5,129,025		$321,980	$0	-$	1,031,934
	RSUs	$3,610,424	-$	362,670		$34,581	$0		$3,282,335
	Options	$0	-$	436,307		$210,451	$0	-$	225,856
	Total	$7,385,535	-$	5,928,002		$567,013	$0		$2,024,545
2021	PS	$4,986,758		$5,944,129		$800,598	$0		$11,731,484
	RSUs	$3,850,878		$690,935		$1,260,838	$0		$5,802,651
	Options	$0		$2,788,739		$1,471,219	$0		$4,259,958
	Total	$8,837,636		$9,423,803		$3,532,655	$0		$21,794,093
2020	PS	$5,767,066	-$	86,154		$0	$0		$5,680,912
	RSUs	$2,282,934		$219,075	-$	167,474	$0		$2,334,534
	Options	$3,368,422		$464,412		$10,235	$0		$3,843,069
	Total	$11,418,422		$597,333	-$	157,239	$0		$11,858,515

Non-PEO NEO Average Total Compensation Amount	$ 6,145,312	5,929,763	6,277,014
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,215,506	10,114,513	7,423,503
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation - Deductions - Table B

Year	Salary (included in SCT Total and CAP)	Bonus and Non- Bonus Equity Incentive Compensation (included in SCT Total and CAP)	All Other Compensation (included in SCT Total and CAP)	SCT Total (as shown in column (b) above)	Deductions from SCT Total
					Pension (deduct change in pension values reported in column (6) of the SCT from SCT Total)	Equity (deduct stock and option award values reported in columns (3) and (4) of the SCT from SCT Total)
2022	$783,140	$2,026,250	$392,127	$6,145,312	$0	$2,943,796
2021	$647,494	$2,300,500	$152,496	$5,929,763	$114,244	$2,715,030
2020	$785,537	$2,057,688	$196,546	$6,277,014	$490,939	$2,746,305
Non-PEO
NEOs Equity Component of CAP - Table D

	Equity Type	Fair Value of Current Year Equity Awards at 12/31 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31 (b)		Change in Value of Prior Years’ Awards That Vested in FY (c)		Cash Dividends (d)	Equity Value Included in CAP (e) = (a)+(b)+(c)+(d)
2022	PS	$641,068	-$	894,609		$74,663	$0	-$	178,877
	RSUs	$1,625,231	-$	654,319	-$	269,610	$390,706		$1,092,008
	Options	$0	-$	74,309		$44,846	$0	-$	29,463
	Total	$2,266,299	-$	1,623,236	-$	150,102	$390,706		$883,667
2021	PS	$1,035,356		$1,299,026		$147,242	$0		$2,481,624
	RSUs	$1,801,440		$734,134		$685,615	$299,513		$3,520,702
	Options	$0		$579,483		$299,175	$0		$878,658
	Total	$2,836,796		$2,612,643		$1,132,032	$299,513		$6,880,984
2020	PS	$1,288,616	-$	44,862		$0	$0		$1,243,754
	RSUs	$1,518,738		$318,991	-$	12,910	$316,459		$2,141,278
	Options	$752,635		$128,344		$16,413	$0		$897,392
	Total	$3,559,989		$402,473		$3,503	$316,459		$4,282,424

2.
Mark Pearson was the PEO in 2020, 2021 and 2022. 2022
non-PEO
NEOs include Robin Raju, Jeff Hurd, Nick Lane and Seth Bernstein. 2021
non-PEO
NEOs include Anders Malmstrom (departed March 31, 2021), Robin Raju (promoted April 1, 2021), Jeff Hurd, Nick Lane and Seth Bernstein. 2020
non-PEO
NEOs include Anders Malmstrom, Jeff Hurd, Nick Lane and Seth Bernstein.

Tabular List [Table Text Block]
Required Tabular Disclosure of Most Important Measures to Determine FY2022 CAP

•
The three items listed below represent the most important metrics we used to determine CAP for FY2022 as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled “Annual Incentive Compensation” and “Long-Term Incentive Compensation.”

Most Important Performance Measures
Relative Total Shareholder Return
Non-GAAP Operating Earnings
Value of New Business

Total Shareholder Return Amount	$ 125	140	107
Peer Group Total Shareholder Return Amount	123	137	105
Net Income (Loss)	$ 1,785	$ (439)	$ (648)
Company Selected Measure Amount	2,009	2,825	2,302
PEO Name	Mark Pearson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	0.597	0.913	0.839
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Earnings
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Value of New Business
Mark Pearson [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 15,321,649
Salary	1,249,820
Stock Awards	10,600,012
All Other Compensation	953,417
Pension (from Summary Compensation Table)	0
Bonus and Non Bonus Equity Incentive Compensation	2,518,400
Median Employee [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	106,968
Salary	93,189
Stock Awards	0
All Other Compensation	6,329
Pension (from Summary Compensation Table)	0
Bonus and Non Bonus Equity Incentive Compensation	7,450
PEO [Member]
Pay vs Performance Disclosure [Table]
Salary	1,249,820	$ 1,249,820	$ 1,297,845
Equity Awards (from Summary Compensation Table)	(10,600,012)	(8,000,011)	(8,000,057)
All Other Compensation	953,417	410,201	435,074
Pension (from Summary Compensation Table)	0	0	(2,141,979)
Bonus and Non Bonus Equity Incentive Compensation	2,518,400	4,525,000	3,000,000
PEO [Member] | Fair Value of Current Year Equity Awards PS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,775,111	4,986,758	5,767,066
PEO [Member] | Fair Value of Current Year Equity Awards RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,610,424	3,850,878	2,282,934
PEO [Member] | Fair Value of Current Year Equity Awards opions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	3,368,422
PEO [Member] | Fair Value of Current Year Equity Awards total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,385,535	8,837,636	11,418,422
PEO [Member] | Change in Value of Prior Years Awards PS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,129,025)	5,944,129	(86,154)
PEO [Member] | Change in Value of Prior Years Awards RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(362,670)	690,935	219,075
PEO [Member] | Change in Value of Prior Years Awards options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(436,307)	2,788,739	464,412
PEO [Member] | Change in Value of Prior Years Awards Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,928,002)	9,423,803	597,333
PEO [Member] | Change in Value of Prior Years Awards That Vested PS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	321,980	800,598	0
PEO [Member] | Change in Value of Prior Years Awards That Vested RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	34,581	1,260,838	(167,474)
PEO [Member] | Change in Value of Prior Years Awards That Vested Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	210,451	1,471,219	10,235
PEO [Member] | Change in Value of Prior Years Awards That Vested Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	567,013	3,532,655	(157,239)
PEO [Member] | Cash Dividends PS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Cash Dividends RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Cash Dividends Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Cash Dividends Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Value Included in CAP RS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,031,934)	11,731,484	5,680,912
PEO [Member] | Equity Value Included in CAP RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,282,335	5,802,651	2,334,534
PEO [Member] | Equity Value Included in CAP Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(225,856)	4,259,958	3,843,069
PEO [Member] | Equity Value Included in CAP Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,024,545	21,794,093	11,858,515
PEO [Member] | Service Costs and Prior Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	465,238	477,973	422,757
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Salary	783,140	647,494	785,537
Equity Awards (from Summary Compensation Table)	(2,943,796)	(2,715,030)	(2,746,305)
All Other Compensation	392,127	152,496	196,546
Pension (from Summary Compensation Table)	0	(114,244)	(490,939)
Bonus and Non Bonus Equity Incentive Compensation	2,026,250	2,300,500	2,057,688
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards PS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	641,068	1,035,356	1,288,616
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,625,231	1,801,440	1,518,738
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards opions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	752,635
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,266,299	2,836,796	3,559,989
Non-PEO NEO [Member] | Change in Value of Prior Years Awards PS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(894,609)	1,299,026	(44,862)
Non-PEO NEO [Member] | Change in Value of Prior Years Awards RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(654,319)	734,134	318,991
Non-PEO NEO [Member] | Change in Value of Prior Years Awards options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(74,309)	579,483	128,344
Non-PEO NEO [Member] | Change in Value of Prior Years Awards Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,623,236)	2,612,643	402,473
Non-PEO NEO [Member] | Change in Value of Prior Years Awards That Vested PS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	74,663	147,242	0
Non-PEO NEO [Member] | Change in Value of Prior Years Awards That Vested RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(269,610)	685,615	(12,910)
Non-PEO NEO [Member] | Change in Value of Prior Years Awards That Vested Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	44,846	299,175	16,413
Non-PEO NEO [Member] | Change in Value of Prior Years Awards That Vested Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(150,102)	1,132,032	3,503
Non-PEO NEO [Member] | Cash Dividends PS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Cash Dividends RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	390,706	299,513	316,459
Non-PEO NEO [Member] | Cash Dividends Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Cash Dividends Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	390,706	299,513	316,459
Non-PEO NEO [Member] | Equity Value Included in CAP RS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(178,877)	2,481,624	1,243,754
Non-PEO NEO [Member] | Equity Value Included in CAP RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,092,008	3,520,702	2,141,278
Non-PEO NEO [Member] | Equity Value Included in CAP Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(29,463)	878,658	897,392
Non-PEO NEO [Member] | Equity Value Included in CAP Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	883,667	6,880,984	4,282,424
Non-PEO NEO [Member] | Service Costs and Prior Service Costs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 130,323	$ 133,038	$ 101,308